Loans receivable	12 Months Ended
Dec. 31, 2021
Loans receivable [Abstract]
Loans receivable

Note 8 – Loans receivable

Due to strategic business cooperation, the Company made interest-free advances to third parties. As of December 31, 2021 and 2020, the outstanding balance of such interest-free advances were $22,487,767 and $11,416,940, respectively. All outstanding balance will be collected by June 2022.